Fair Value Measurements (Details)	Dec. 31, 2025 $ / shares	Aug. 13, 2025 $ / shares
Fair Value Measurements [Line Items]
Criteria right price	$ 0.22
Implied right price	$ 0.289
Share Price		$ 9.74
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements [Line Items]
Value of ordinary shares	9.74	4.36
Class A Ordinary Shares
Fair Value Measurements [Line Items]
Share Price	$ 0.241